UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07238
SunAmerica Series Trust
(Exact name of registrant as specified in charter)
1 SunAmerica Center
Los Angeles, CA 90067-6022
Vincent M. Marra
Senior Vice President
AIG SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311
(Name and address of agent for service)
Registrant’s telephone number, including area code: (201) 324-6464
Date of fiscal year end: December 31
Date of reporting period: March 31, 2007

Item 1. Schedule of Investments
SUNAMERICA SERIES TRUST
AMERICAN FUNDS GROWTH SAST PORTFOLIO
Portfolio of Investments — March 31, 2007
(unaudited)

			Value
INVESTMENT COMPANIES - 100.6%		Shares	(Note 1)

American Funds Insurance Series ® — Growth Fund, Class 1		145,953	$9,575,975

TOTAL INVESTMENTS (cost $9,471,188)@	100.6%		9,575,975
Liabilities in excess of other assets -	-0.6%		(60,129)

NET ASSETS -	100.0%		$9,515,846

@	See Note 2 for cost of investments on a tax basis.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
AMERICAN FUNDS GLOBAL GROWTH SAST PORTFOLIO
Portfolio of Investments — March 31, 2007
(unaudited)

			Value
INVESTMENT COMPANIES - 100.6%		Shares	(Note 1)

American Funds Insurance Series ® — Global Growth Fund, Class 1		414,819	$9,984,693

TOTAL INVESTMENTS (cost $9,761,974)@	100.6%		9,984,693
Liabilities in excess of other assets -	-0.6%		(60,687)

NET ASSETS -	100.0%		$9,924,006

@	See Note 2 for cost of investments on a tax basis.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
AMERICAN FUNDS GROWTH-INCOME SAST PORTFOLIO
Portfolio of Investments — March 31, 2007
(unaudited)

			Value
INVESTMENT COMPANIES - 100.6%		Shares	(Note 1)

American Funds Insurance Series ® — Growth-Income Fund, Class 1		223,191	$9,557,048

TOTAL INVESTMENTS (cost $9,527,227)@	100.6%		9,557,048
Liabilities in excess of other assets -	-0.6%		(58,939)

NET ASSETS -	100.0%		$9,498,109

@	See Note 2 for cost of investments on a tax basis.
See Notes to Portfolio of Investments

SUNAMERICA SERIES TRUST
AMERICAN FUNDS ASSET ALLOCATION SAST PORTFOLIO
Portfolio of Investments — March 31, 2007
(unaudited)

			Value
INVESTMENT COMPANIES - 102.1%		Shares	(Note 1)

American Funds Insurance Series ® — Asset Allocation Fund, Class 1		135,729	$2,529,986

TOTAL INVESTMENTS (cost $2,499,195)@	102.1%		2,529,986
Liabilities in excess of other assets -	-2.1%		(52,602)

NET ASSETS -	100.0%		$2,477,384

@	See Note 2 for cost of investments on a tax basis.
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2007 – (unaudited)
Note 1. Security Valuation
The net asset value (“NAV”) of each Portfolio is determined based upon the NAV of its corresponding Master Fund.
Master Funds
Each Master Fund is a series of American Funds Insurance Series®. All portfolio securities of these funds managed by Capital Research and Management Company (“Capital Research”) are valued, and the NAV per share for each share class are determined, as follows:
Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.
Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.
Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of each fund’s shares into U.S. dollars at the prevailing market rates.
Securities and assets for which representative market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the Master Funds Board. Subject to the Master Funds Board’s oversight, the Master Funds Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the Series’ investment adviser. The Master Funds Board receives regular reports describing fair-valued securities and the valuation methods used.
The Valuation Committee has adopted guidelines and procedures (consistent with Securities and Exchange Commission (“SEC”) rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what a fund might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the “fair value” to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these fund’s net asset values are next determined), which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).
Note 2. Federal Income Taxes
The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales.
The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	For the period ended March 31, 2007
	Aggregate	Aggregate
	Unrealized	Unrealized	Gain / (Loss)	Cost of
	Gain	Loss	Net	Investments
American Funds Growth SAST	$104,797	$—	$104,797	$9,471,198
American Funds Global Growth SAST	222,719	—	222,719	9,761,974
American Funds Growth-Income SAST	29,821	—	29,821	9,527,227
American Funds Asset Allocation SAST	30,791	—	30,791	2,499,195

Note 3. Other Information
On February 9, 2006, American International Group, Inc. (“AIG”), the parent company and an affiliated person of AIG SunAmerica Asset Management Corp. (“Adviser”) and AIG SunAmerica Capital Services, Inc. (the “Distributor”), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission (“SEC”). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG’s accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Portfolios. AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”). Certain affiliated persons of AIG, including the Adviser and the Distributor, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG’s investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Portfolios. The Adviser and the Distributor expect that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.
Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice (“DOJ”), the Attorney General of the State of New York (“NYAG”) and the New York State Department of Insurance (“DOI”), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.
As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG’s internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.
Subject to receipt of permanent relief, the Adviser and the Distributor believe that the settlements are not likely to have a material adverse effect on their ability to perform investment advisory or distribution services relating to the Portfolios.
ADDITIONAL INFORMATION
Additional information is available in the Trust’s Annual report which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.
SunAmerica Series Trust has four feeder funds which invest exclusively in Class 1 Shares of the American Funds Insurance Series® — Growth Fund, Global Growth Fund, Growth-Income Fund, and Asset Allocation Fund. Form N-Q for the period ended March 31, 2007 for the American Funds Insurance Series® was filed under CIK number 0000729528, file # 811-03857 on May 29, 2007.

Item 2. Controls and Procedures.
(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SunAmerica Series Trust

By:	/s/ Vincent M. Marra
Vincent M. Marra
President
Date: May 30, 2007
     Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President
Date: May 30, 2007

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: May 30, 2007